SCHEDULE OF CONVERTIBLE NOTES PAYABLES (Details) (Parenthetical) - USD ($)													1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2024	Jul. 29, 2024	Feb. 28, 2024	Dec. 28, 2023	Dec. 22, 2023	Aug. 07, 2023	Jul. 29, 2023	Jul. 28, 2023	Jul. 24, 2023	Jul. 20, 2023	Jul. 07, 2023	Jun. 13, 2023	Jul. 24, 2023	Jul. 07, 2023	Aug. 07, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 17, 2023
Short-Term Debt [Line Items]
Debt instrument face amount																				$ 1,944,000
Proceeds from Related Party Debt																$ 775,167	$ 841,373	$ 675,000
Twenty Percentage Promissory Note [Member] | Calvary Fund Two Thousand Twenty Three Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%									20.00%
Debt instrument, annual interest rate, effective percentage						10.00%									10.00%
Debt instrument, maturity date range, start															May 19, 2024
Debt Instrument, Maturity Date Range, End															Aug. 07, 2024
Debt Instrument, Interest Rate, Increase (Decrease)															24.00%
Debt instrument, outstanding principal rate															120.00%
Twenty Percentage Promissory Note [Member] | Calvary Fund Two Thousand Twenty Three Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 141,000									$ 141,000
Twenty Percentage Promissory Note [Member] | Calvary Fund Two Thousand Twenty Three Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 400,000									$ 400,000
Twenty Percentage Promissory Note [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		$ 264,000
Debt Instrument, Maturity Date		Dec. 31, 2024
Twenty Percentage Promissory Note [Member] | Calvary Fund – Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																886,000
Twenty Percentage Promissory Note [Member] | Calvary Fund 2024 Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 525,000
Twenty Percentage Promissory Note [Member] | Calvary Fund 2024 Bridge Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Outstanding	10,000,000
Proceeds from Issuance of Common Stock	$ 500,000
Debt Instrument, Unamortized Discount	413,190
Debt instrument original issue discount	$ 25,000
Twenty Percentage Promissory Note [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage											20.00%			20.00%
Debt instrument, annual interest rate, effective percentage											10.00%			10.00%
Debt instrument, maturity date range, start														May 19, 2024
Debt Instrument, Maturity Date Range, End														Jul. 07, 2024
Debt Instrument, Interest Rate, Increase (Decrease)														24.00%
Debt instrument, outstanding principal rate														120.00%
Twenty Percentage Promissory Note [Member] | Evergreen – Bridge Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 141,000			$ 141,000		$ 745,000
Twenty Percentage Promissory Note [Member] | Evergreen – Bridge Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 400,000			$ 400,000
Twenty Percentage Promissory Note [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage										20.00%
Debt instrument face amount										$ 70,500
Debt instrument, annual interest rate, effective percentage										10.00%
Debt Instrument, Interest Rate, Increase (Decrease)										24.00%
Debt instrument, outstanding principal rate										120.00%
Debt Instrument, Maturity Date										Jul. 20, 2024
Twenty Percentage Promissory Note [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage										20.00%
Debt instrument face amount										$ 70,500
Debt instrument, annual interest rate, effective percentage										10.00%
Debt Instrument, Interest Rate, Increase (Decrease)										24.00%
Debt instrument, outstanding principal rate										120.00%
Debt Instrument, Maturity Date										Jul. 20, 2024
Twenty Percentage Promissory Note [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%				20.00%
Debt instrument face amount									$ 300,000				$ 300,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt Instrument, Interest Rate, Increase (Decrease)									24.00%
Debt instrument, outstanding principal rate									120.00%
Debt Instrument, Maturity Date									Jul. 20, 2024
Twenty Percentage Promissory Note [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%				20.00%
Debt instrument face amount									$ 30,000				$ 30,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt Instrument, Interest Rate, Increase (Decrease)						24.00%
Debt instrument, outstanding principal rate						120.00%
Debt Instrument, Maturity Date									Jul. 24, 2024
Twenty Percentage Promissory Note [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%				20.00%
Debt instrument face amount									$ 180,000				$ 180,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt Instrument, Interest Rate, Increase (Decrease)									24.00%
Debt instrument, outstanding principal rate									120.00%
Debt Instrument, Maturity Date									Jul. 24, 2024
Twenty Percentage Promissory Note [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage								20.00%
Debt instrument face amount								$ 600,000
Debt instrument, annual interest rate, effective percentage								10.00%
Debt Instrument, Interest Rate, Increase (Decrease)								24.00%
Debt instrument, outstanding principal rate								120.00%
Debt Instrument, Maturity Date								Jul. 28, 2024
Twenty Percentage Promissory Note [Member] | Miller – Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%				20.00%
Debt instrument face amount									$ 240,000				$ 240,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt instrument, maturity date range, start													Jun. 13, 2024
Debt Instrument, Maturity Date Range, End													Jul. 24, 2024
Debt Instrument, Interest Rate, Increase (Decrease)													24.00%
Debt instrument, outstanding principal rate													120.00%
Twenty Percentage Promissory Note [Member] | Titan 5 – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage												20.00%
Debt instrument face amount												$ 120,000
Debt instrument, annual interest rate, effective percentage												10.00%
Debt Instrument, Interest Rate, Increase (Decrease)												24.00%
Debt instrument, outstanding principal rate												120.00%
Debt Instrument, Maturity Date												Jun. 13, 2024
Twenty Percentage Promissory Note [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			25.00%	20.00%
Debt instrument face amount			$ 62,500	$ 150,000
Debt instrument, annual interest rate, effective percentage			11.00%	10.00%
Debt Instrument, Interest Rate, Increase (Decrease)				24.00%
Debt instrument, outstanding principal rate				120.00%
Debt Instrument, Maturity Date		Dec. 31, 2024	Aug. 31, 2025
Proceeds from Related Party Debt			$ 5,000,000
Twenty Percentage Promissory Note [Member] | FC Advisory – Bridge note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage					20.00%
Debt instrument face amount					$ 60,000
Debt instrument, annual interest rate, effective percentage					10.00%
Debt Instrument, Interest Rate, Increase (Decrease)					24.00%
Debt instrument, outstanding principal rate					120.00%
Debt Instrument, Maturity Date					Dec. 22, 2024		Dec. 31, 2024
Twenty Five Percentage Promissory Note [Member] | Chambers - Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			25.00%
Debt instrument face amount			$ 62,500
Debt instrument, annual interest rate, effective percentage			11.00%
Debt Instrument, Interest Rate, Increase (Decrease)			24.00%
Debt instrument, outstanding principal rate			120.00%
Debt Instrument, Maturity Date			Aug. 25, 2025
Twenty Five Percentage Promissory Note [Member] | Schiller – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage			25.00%
Debt instrument face amount			$ 125,000
Debt instrument, annual interest rate, effective percentage			11.00%
Debt Instrument, Interest Rate, Increase (Decrease)			24.00%
Debt instrument, outstanding principal rate						120.00%
Debt Instrument, Maturity Date			Aug. 25, 2025
20% Senior Secured Promissory Note [Member] | Calvary Fund – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage						20.00%									20.00%
Debt instrument, annual interest rate, effective percentage						10.00%									10.00%
Debt instrument, maturity date range, start						May 19, 2024
Debt Instrument, Maturity Date Range, End						Aug. 07, 2024
20% Senior Secured Promissory Note [Member] | Calvary Fund – Bridge Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 141,000									$ 141,000
20% Senior Secured Promissory Note [Member] | Calvary Fund – Bridge Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 400,000									$ 400,000
20% Senior Secured Promissory Note [Member] | Evergreen – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage											20.00%			20.00%
Debt instrument, annual interest rate, effective percentage											10.00%			10.00%
Debt instrument, maturity date range, start											May 19, 2024
Debt Instrument, Maturity Date Range, End											Jul. 07, 2024
20% Senior Secured Promissory Note [Member] | Evergreen – Bridge Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 141,000			$ 141,000
20% Senior Secured Promissory Note [Member] | Evergreen – Bridge Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 400,000			$ 400,000
20% Senior Secured Promissory Note [Member] | Keystone Capital – Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, maturity date range, start										Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Keystone Capital – Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage										20.00%
Debt instrument face amount										$ 70,500
Debt instrument, annual interest rate, effective percentage										10.00%
20% Senior Secured Promissory Note [Member] | Seven Knots – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage										20.00%
Debt instrument face amount										$ 70,500
Debt instrument, annual interest rate, effective percentage										10.00%
Debt instrument, maturity date range, start										Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Individual #2 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%	20.00%			20.00%
Debt instrument face amount										$ 300,000
Debt instrument, annual interest rate, effective percentage										10.00%
Debt instrument, maturity date range, start									Jul. 20, 2024
20% Senior Secured Promissory Note [Member] | Individual #3 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Debt instrument face amount									$ 30,000				$ 30,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt instrument, maturity date range, start									Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Individual #4 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%				20.00%
Debt instrument face amount									$ 180,000				$ 180,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt instrument, maturity date range, start									Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Individual #5 – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage								20.00%
Debt instrument face amount								$ 600,000
Debt instrument, annual interest rate, effective percentage								10.00%
Debt instrument, maturity date range, start								Jul. 28, 2024
20% Senior Secured Promissory Note [Member] | Miller – Bridge Notes [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage									20.00%				20.00%
Debt instrument face amount									$ 240,000				$ 240,000
Debt instrument, annual interest rate, effective percentage									10.00%				10.00%
Debt instrument, maturity date range, start									Jun. 13, 2024
Debt Instrument, Maturity Date Range, End									Jul. 24, 2024
20% Senior Secured Promissory Note [Member] | Titan 5 – Bridge Note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage												20.00%
Debt instrument face amount												$ 120,000
Debt instrument, annual interest rate, effective percentage												10.00%
Debt instrument, maturity date range, start												Jun. 13, 2024
20% Senior Secured Promissory Note [Member] | Celli – Bridge Notes [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage				20.00%
Debt instrument face amount				$ 150,000
Debt instrument, annual interest rate, effective percentage				10.00%
Debt instrument, maturity date range, start				Dec. 28, 2024
20% Senior Secured Promissory Note [Member] | FC Advisory – Bridge note [Member]
Short-Term Debt [Line Items]
Senior secured promissory notes percentage					20.00%
Debt instrument face amount					$ 60,000
Debt instrument, annual interest rate, effective percentage					10.00%
Debt instrument, maturity date range, start					Dec. 22, 2024